Non-operating income (expense) - Details of non operating incomes and expenses (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)
Gain or loss on valuation of investments in associates and joint ventures
Gains on valuation of investments in joint ventures and associates		₩ 98,858		₩ 80,268	₩ 125,602
Reversal of impairment losses of investments in joint ventures and associates		0		1,744	0
Losses on valuation of investments in joint ventures and associates		(11,134)		(7,405)	(23,283)
Impairment losses of investments in joint ventures and associates		(17,728)		(12,411)	(1,242)
Total		69,996	$ 55,545	62,196	101,077
Other Income Disclosure Non operating [Abstract]
Rental fee income		22,798		15,056	15,190
Gains on disposal of investment in joint ventures and associates		599		70,834	3,470
Gains on disposal of premises and equipment, intangble assets and other assets		55,852		51,083	9,715
Reversal of impairment loss of premises and equipment, intangible assets and other assets		310		166	172
Others	[1]	79,219		50,990	104,648
Total		158,778		188,129	133,195
Other Expense Disclosure Non operating [Abstract]
Depreciation on investment properties		3,925		2,809	2,689
Operating expenses on investment properties		1,448		1,174	762
Losses on disposal of investment in joint ventures and associates		3,690		174	0
Losses on disposal of premises and equipment, intangible assets and other assets		3,177		3,354	2,717
Impairment losses of premises and equipment, intangible assets and other assets		260		656	8,763
Donation		50,547		39,335	44,504
Others	[2]	48,681		175,527	253,980
Total		(111,728)		(223,029)	(313,415)
Total		47,050	37,335	(34,900)	(180,220)
Profit from bargain purchase		0	$ 0	0	67,427
Other special gain related to other provisions		46,536
Other extraordinary losses related to other provisions				₩ 75,921	₩ 224,427
Loss on non operating expenses related to embezzlement		62,196
Loss on non operating expenses related to other provisions		₩ 18,458

[1]	Others include 67,427 million won of profit from bargain purchase and 46,536 million Won of other special gain related to other provisions for the years ended December 31, 2020 and 2022, respectively.
[2]	Others include 224,427 million won and 138,117 million won of other extraordinary losses related to other provisions or accounts payable for the years ended December 31, 2020 and 2021, respectively, and include 63,354 million Won of other special loss related to embezzlement incidents and 18,458 million won of other special loss related to other provisions for the year ended December 31, 2022.